Sale of RPK (Details) - 12 months ended Dec. 31, 2025 - RPK Biopharma Unipessoal Lda. (“RPK”) [Member]	USD ($)	EUR (€)
Sale of RPK [Line Items]
Cash consideration	$ (2,000,000)
Net debt (in Euro) | €		€ 4,000,000
Deposits from banks	500,000
Aggregate fee	446,250
Gain on sale of subsidiary	198,780
Gain on discontinued operations	$ (827,620)